SHARE-BASED COMPENSATION (Share Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Outstanding, January 1, 2015	20,184,270
Granted	400,000
Exercised	(857,870)
Expired	(301,405)
Forfeited	(1,133,745)
Outstanding, December 31, 2015	18,291,250	20,184,270
Vested and expected to vest at December 31, 2015	17,766,690
Exercisable at December 31, 2015	15,930,435
Weighted Average Per Share Exercise Price
Outstanding, January 1, 2015	$ 0.78
Granted	1.58
Exercised	0.92
Expired	1.36
Forfeited	1.48
Outstanding, December 31, 2015	0.66	$ 0.78
Vested and expected to vest at December 31, 2015	0.65
Exercisable at December 31, 2015	0.54
Weighted-Average Grant-Date Fair Value Per Share
Outstanding, January 1, 2015	0.44
Granted	0.87	1.18	$ 1.03
Exercised	0.70
Expired	0.92
Forfeited	1.15
Outstanding, December 31, 2015	0.41	$ 0.44
Vested and expected to vest at December 31, 2015	0.39
Exercisable at December 31, 2015	$ 0.31
Weighted Average Remaining Contractual Term (years)
Outstanding, December 31, 2015	2 years 2 months 1 day
Vested and expected to vest at December 31, 2014	2 years 1 month 10 days
Exercisable at December 31, 2015	1 year 9 months 11 days
Aggregate Intrinsic Value
Outstanding, December 31, 2015	$ 14,691
Vested and expected to vest at December 31, 2015	14,552
Exercisable at December 31, 2015	$ 14,537